Selling, general and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Schedule of Selling, General and Administrative Expenses

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in thousands)	2022	2021	2022	2021

Distribution expenses	(36,082)	(22,160)	(66,981)	(40,401)
Selling expenses	(20,088)	(12,065)	(36,024)	(22,218)
Marketing expenses	(34,592)	(25,550)	(62,886)	(41,974)
Share-based compensation	5,566	5,590	2,535	(19,891)
General and administrative expenses	(49,301)	(28,781)	(89,844)	(50,216)
Selling, general and administrative expenses	(134,497)	(82,966)	(253,200)	(174,699)